Share Capital & Share Premium (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Share Capital & Share Premium (Details) [Line Items]
Ordinary shares	20,000,000	20,000,000	20,000,000	20,000,000
Exceeds amount (in Dollars)	$ 175,000,000	$ 175,000,000	$ 175,000,000
Ordinary shares equals or exceeds (in Dollars per share)	$ 12.5	$ 12.5	$ 12.5
Equals or exceeds amount (in Dollars)		$ 250,000,000	$ 250,000,000		$ 450,000,000
Equals or exceeds amount (in Dollars)	$ 250,000,000
Brooge Energy Limited [Member]
Share Capital & Share Premium (Details) [Line Items]
Ordinary shares equals or exceeds (in Dollars per share)	$ 14	$ 14	$ 14
Founder Shares [Member]
Share Capital & Share Premium (Details) [Line Items]
Ordinary shares	1,552,500	1,552,500	1,552,000	1,552,500
Original founders share [Member]
Share Capital & Share Premium (Details) [Line Items]
Ordinary shares			1,552,500